U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20594

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.
1. NAME AND ADDRESS OF ISSUER:
   American Balanced Fund, Inc.
   P.O. Box 7650
   San Francisco, CA  94120

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
   American Balanced Fund, Inc.

3. INVESTMENT COMPANY ACT FILE NUMBER: 811-66
   SECURITIES ACT FILE NUMBER:  2-10758

4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
   December 31, 1995

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
   DECLARATION:
           [   ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):
   N/A

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:
   N/A

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:
   N/A

9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
   64,847,892 shares  $878,567,000

10.NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
   RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
   64,847,892 shares  $878,567,000

11.NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR
   IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):
   14,004,916 shares  $189,603,000

12. CALCULATION OR REGISTRATION FEE:

(i)   Aggregate sale price of securities sold during the
      fiscal year in reliance on rule 24f-2 (from Item 10):  $878,567,000

(ii)  Aggregate price of shares issued in connection
      with dividend  reinvestment plans (from Item 11,
      if applicable):                                        +189,603,000

(iii) Aggregate price of shares redeemed or repurchased
      during  the fiscal year (if applicable):               -488,870,000

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing fees
      pursuant to rule 24e-2 (if applicable):                    +    N/A

(v)   Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2
      [line (i), plus line (ii), less line (iii), plus line (iv)]
      (if applicable)                                        $579,300,000

(vi)  Multiplier prescribed by Section 6(b) of the Securities
      Act of 1933 or other applicable law or regulation
      (see Instruction C.6):                                   x   1/2900

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $199,758.62

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [  X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
February 15, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*
    Patrick F. Quan
    Secretary

Date February 20, 1996

* Please print the name and title of the signing officer below the signature.

February 20, 1996

American Balanced Fund, Inc.
Four Embarcadero Center, Suite 1800
San Francisco, California  94120

Re: Issuance of 78,852,808 Shares of American Balanced Fund, Inc.

Ladies and Gentlemen:

American Balanced Fund, Inc. (the "Fund") has requested our opinion in connection with the issuance by the Fund of 78,852,808 capital shares of the Fund (the "Stock") during the period January 1,1995 through December 31, 1995 inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

We have examined documents relating to the organization of the Fund and the authorization and issuance of shares of the Fund. We have also examined a certificate of the Assistant Treasurer of the Fund, dated February 14, 1996, relating to the number of shares of the Fund issued by the Fund during Fiscal 1995.

Based upon and subject to the foregoing, we are of the opinion that:
The issuance of the Stock by the Fund has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Fund's dividend reinvestment plan in accordance with the description set forth in the Fund's current prospectus under the Securities Act of 1933, the Stock was legally issued, fully paid and nonassessable.

We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

The opinion given above is subject to the condition that the Fund shall have complied with the provision of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Fund's dividend reinvestment plan.

Very truly yours,
/s/MORRISON & FOERSTER